Goodwill And Acquired Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007 FCI and Centronix	Oct. 30, 2011 BusinessAcquisitionOne
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	$ 0	$ 0	$ 694
Intangible asset impairment losses	0	0	0
Goodwill acquired during period				66,300	156
Goodwill impairment	0	0	0
Goodwill	$ 35,474	$ 35,472